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                          LORD ABBETT INVESTMENT TRUST
                                90 HUDSON STREET
                              JERSEY CITY, NJ 07302



                                 April 15, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:    Lord Abbett Investment Trust
       CIK No. 000911507
       Securities Act File No. 033-68090
       Investment Company Act File No. 811-7988

Ladies/Gentlemen:

       On behalf of Lord, Abbett & Co. LLC as investment adviser to Lord Abbett Investment Trust, enclosed for filing is Post-Effective Amendment No. 41 to the Company's Registration Statement on Form N-1A.

       The purpose of filing the enclosed Amendment is to add disclosure for two proposed funds of funds, the Income Strategy Fund and World Growth & Income Strategy Fund. These funds will invest in various funds in the Lord Abbett Family of Funds and are expected to commence operations at the end of June. Much of the disclosure follows the template we have for the other Lord Abbett Funds, including the funds comprising the Lord Abbett Investment Trust, except for the investment strategy and risk sections. The current Prospectuses and Statements of Additional Information for Lord Abbett Investment Trust are dated April 1, 2005. We request that the Commission declare the Amendment effective on June 29, 2005 pursuant to Rule 485(a).

       Please call Christina Simmons (201) 395-2264 or the undersigned at
(201) 395-2177 with any comments, questions or requests for additional information.


                                                         Very truly yours,

                                                         /s/ Leslie C. Leda
                                                         ------------------
                                                         Leslie C. Leda
                                                         Paralegal
                                                         Lord, Abbett & Co. LLC